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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number 811-22121

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                         PIMCO Income Opportunity Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
              (Address of principal executive offices) (Zip code)

                              William G. Galipeau
                           650 Newport Center Drive
                            Newport Beach, CA 92660
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2015 to June 30, 2016

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22121
Reporting Period: 07/01/2015 - 06/30/2016
PIMCO Income Opportunity Fund









======================== PIMCO Income Opportunity Fund =========================


OGX PETROLEO E GAS SA

Ticker:       OXPR.Y         Security ID:  ADPV28048
Meeting Date: AUG 14, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Incremental    For       For          Management
      Facility and Standstill Agreement
      Settled Between OGX, OGPAr, and the
      Fiduciary Agent


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OGX PETROLEO E GAS SA

Ticker:       OXPR.Y         Security ID:  ADPV28049
Meeting Date: AUG 14, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Incremental    For       For          Management
      Facility and Standstill Agreement
      Settled Between OGX, OGPAr, and the
      Fiduciary Agent


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OGX PETROLEO E GAS SA

Ticker:       OXPR.Y         Security ID:  ADPV28048
Meeting Date: DEC 04, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Deadline of    For       For          Management
      the Private Instrument For Negative
      Covenant Signed on May 14, 2015


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OGX PETROLEO E GAS SA

Ticker:       OXPR.Y         Security ID:  ADPV28049
Meeting Date: DEC 04, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Deadline of    For       For          Management
      the Private Instrument For Negative
      Covenant Signed on May 14, 2015


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OGX PETROLEO E GAS SA

Ticker:       OXPR.Y         Security ID:  ADPV28048
Meeting Date: JUN 24, 2016   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Deadline of    For       Did Not Vote Management
      the Private Instrument For Negative
      Covenant Signed on May 14, 2015


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OGX PETROLEO E GAS SA

Ticker:       OXPR.Y         Security ID:  ADPV28049
Meeting Date: JUN 24, 2016   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Deadline of    For       Did Not Vote Management
      the Private Instrument For Negative
      Covenant Signed on May 14, 2015


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TOWERGATE INSURANCE LIMITED

Ticker:                      Security ID:  0547889U0
Meeting Date: NOV 04, 2015   Meeting Type: Written Consent
Record Date:  OCT 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Mark Mugge as Director            For       For          Management
2     Elect David Ross as Director            For       For          Management
3     Amend Articles of Association           For       For          Management


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TOWERGATE INSURANCE LIMITED

Ticker:                      Security ID:  0547889U0
Meeting Date: MAR 20, 2016   Meeting Type: Written Consent
Record Date:  FEB 19, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Patrick Noel Butler      For       For          Management


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TRIBUNE MEDIA COMPANY

Ticker:       TRCO           Security ID:  896047503
Meeting Date: MAY 05, 2016   Meeting Type: Annual
Record Date:  MAR 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Bruce A. Karsh           For       For          Management
1.2   Elect Director Ross Levinsohn           For       For          Management
1.3   Elect Director Peter E. Murphy          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
4     Approve Omnibus Stock Plan              For       For          Management
5     Approve Non-Employee Director Omnibus   For       For          Management
      Stock Plan


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TRIBUNE PUBLISHING COMPANY

Ticker:       TPUB           Security ID:  896082104
Meeting Date: JUN 02, 2016   Meeting Type: Proxy Contest
Record Date:  APR 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Carol Crenshaw           For       For          Management
1.2   Elect Director Justin C. Dearborn       For       For          Management
1.3   Elect Director David E. Dibble          For       Withhold     Management
1.4   Elect Director Michael W. Ferro, Jr.    For       For          Management
1.5   Elect Director Philip G. Franklin       For       Withhold     Management
1.6   Elect Director Eddy W. Hartenstein      For       For          Management
1.7   Elect Director Richard A. Reck          For       For          Management
1.8   Elect Director Donald Tang              For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management
#     Proposal                                Diss Rec  Vote Cast    Sponsor
      Dissident Proxy (Gold Card)             None
1.1   Management Nominee Carol Crenshaw       Withhold  Did Not Vote Shareholder
1.2   Management Nominee Justin C. Dearborn   Withhold  Did Not Vote Shareholder
1.3   Management Nominee David E. Dibble      Withhold  Did Not Vote Shareholder
1.4   Management Nominee Michael W. Ferro,    Withhold  Did Not Vote Shareholder
      Jr.
1.5   Management Nominee Philip G. Franklin   Withhold  Did Not Vote Shareholder
1.6   Management Nominee Eddy W. Hartenstein  Withhold  Did Not Vote Shareholder
1.7   Management Nominee Richard A. Reck      Withhold  Did Not Vote Shareholder
1.8   Management Nominee Donald Tang          Withhold  Did Not Vote Shareholder
2     Advisory Vote to Ratify Named           Abstain   Did Not Vote Management
      Executive Officers' Compensation
3     Amend Omnibus Stock Plan                Abstain   Did Not Vote Management
4     Ratify Ernst & Young LLP as Auditors    Abstain   Did Not Vote Management

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Opportunity Fund

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President (Principal Executive Officer)

Date: August 29, 2016